FAIR VALUE HIERARCHY - Reconciliations of significant assets and liabilities categorized within Level 3 (Details) ₫ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 VND (₫)	Dec. 31, 2023 VND (₫)	Dec. 31, 2022 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
FAIR VALUE HIERARCHY
Financial assets, Non-current portion, As of beginning	₫ 984,164		₫ 696,332	₫ 696,332	₫ 5,291
Financial assets, Non-current portion, Net change in unrealized fair value recognized in consolidated statements of operations	(66,124)		(386,718)
Financial assets, Non-current portion, As of ending	918,040	$ 37,841,715	309,614	984,164	696,332
Financial assets, Current portion, As of beginning	548,010		532,718	532,718
Financial assets, Current portion, Net change in unrealized fair value recognized in consolidated statements of operations	324,847		(92,293)
Financial assets, Current portion, As of ending	872,857	35,979,266	440,425	548,010	532,718
Financial liabilities, Non-current portion, As of beginning	137,057
Financial liabilities, Non-current portion, Net change in unrealized fair value recognized in consolidated statements of operations	(94,759)				691,041
Financial liabilities, Non-current portion, As of ending	42,298	1,743,528		137,057
Financial liabilities, Current portion, As of beginning	19,448,538
Financial liabilities, Current portion, Net change in unrealized fair value recognized in consolidated statements of operations	2,234,223
Financial liabilities, Current portion, As of ending	21,682,761	893,765,911		19,448,538
Financial liability at fair value through profit or loss
FAIR VALUE HIERARCHY
Financial liabilities, Non-current portion, As of beginning			15,180,723	15,180,723
Financial liabilities, Non-current portion, Initial recognition during the year				3,077,340
Financial liabilities, Non-current portion, Net change in unrealized fair value recognized in consolidated statements of operations				(18,258,063)
Financial liabilities, Non-current portion, As of ending					15,180,723
Financial liabilities, Current portion, As of beginning	18,258,063	765,024,009
Financial liabilities, Current portion, Net change in unrealized fair value recognized in consolidated statements of operations				18,258,063
Financial liabilities, Current portion, As of ending				18,258,063
Financial liabilities in respect of DPS2
FAIR VALUE HIERARCHY
Financial liabilities, As of beginning	18,258,063	765,024,009	15,180,723	15,180,723
Financial liabilities, Initial recognition during the year				3,077,340	13,995,359
Financial liabilities, Net change in unrealized fair value recognized in consolidated statements of operations	2,125,226		902,860		1,185,364
Financial liabilities, As of ending	20,383,289	840,201,525	16,083,583	18,258,063	15,180,723
Derivative liabilities - cross-currency interest rate swaps contract
FAIR VALUE HIERARCHY
Financial liabilities, As of beginning					2,003,184
Financial liabilities, Net change in unrealized fair value recognized in consolidated statements of operations					(2,003,184)
Financial liabilities, Non-current portion, As of beginning			15,180,723	15,180,723	891,711
Financial liabilities, Non-current portion, Initial recognition during the year					13,995,359
Financial liabilities, Non-current portion, Net change in unrealized fair value recognized in consolidated statements of operations			902,860		293,653
Financial liabilities, Non-current portion, As of ending			16,083,583		15,180,723
Financial liabilities, Current portion, As of beginning					1,111,473
Financial liabilities, Current portion, Net change in unrealized fair value recognized in consolidated statements of operations					(1,111,473)
Derivative asset - cross-currency interest rate swaps contract
FAIR VALUE HIERARCHY
Financial assets, As of beginning	614,134	25,732,590	1,229,050	1,229,050	5,291
Financial assets, Initial recognition during the year				(614,916)
Financial assets, Net change in unrealized fair value recognized in consolidated statements of operations	258,723		(479,011)		1,223,759
Financial assets, As of ending	872,857	35,979,266	750,039	614,134	1,229,050
Financial assets, Non-current portion, As of beginning	66,124	2,770,636	696,332	696,332
Financial assets, Non-current portion, Initial recognition during the year				(630,208)
Financial assets, Non-current portion, As of ending				66,124	696,332
Financial assets, Current portion, As of beginning	548,010	$ 22,961,954	₫ 532,718	532,718
Financial assets, Current portion, Initial recognition during the year				15,292
Financial assets, Current portion, As of ending				548,010	532,718
Cross currency interest rate swaps contract
FAIR VALUE HIERARCHY
Fair value of the derivative liabilities and derivative assets	₫ 872,900			₫ 614,100	₫ 1,229,100	$ 36,000,000.0	$ 25,700,000